SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Anti-dilutive Basic Of Eps
	2023	2022
Stock options	6,035,000	8,335,000
Warrants	12,051,022	57,414,898
Total potential dilution	18,086,022	65,749,898